Note 8 - Leases - Components of Lease Expense 1 (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization of right-of-use asset	$ 79,213	$ 16,816	$ 67,564	$ 65,113
Total operating lease cost	$ 79,213	$ 16,816	$ 146,881	$ 146,881